SUBSEQUENT EVENTS	6 Months Ended	12 Months Ended
	Jun. 30, 2015	Dec. 31, 2014
Subsequent Events [Abstract]
Subsequent Events [Text Block]

15. SUBSEQUENT EVENTS

On July 10, 2015 the Company entered into an asset purchase agreement with SoftCare Solutions, Inc. a Nevada Corporation (“SoftCare”), the U.S. subsidiary of QHR Corporation, a Canada-based healthcare technology Company (“QHR”). Pursuant to this agreement, the Company purchased assets relating to SoftCare’s clearinghouse, healthcare electronic data interchange (EDI), and billing divisions (the “Divisions’).
The Company paid $21,888 for the Divisions, which represented 5% of the trailing 12 months revenue generated by the acquired customers of the Divisions less closing adjustments totaling $38,127. In addition, on a semiannual basis for three years, the Company will pay QHR 30% of the gross fees earned and collected from the acquired customers; however, such semiannual payments are conditioned upon the generation of positive cash flow by the Divisions, as more fully described in the purchase agreement. Additionally, after 36 months, the Company will pay QHR an amount equal to 5% of the gross fees earned and received by the Company from the acquired customers during the 12 month period beginning on the second anniversary of the acquisition’s closing date. Finally, QHR assigned to the Company the delinquent accounts receivable of a certain customer with an outstanding balance of approximately $260,000. The collectability of the delinquent account receivable is unknown. The Company has agreed to pay QHR 50% of any such amount collected, but this payment is also conditioned upon the generation of positive cash flow by the Divisions.
The above acquisition will be recorded as a business combination which will include the contingent consideration.

On July 13, 2015, the Company amended and restated its promissory note to its CEO. The amended and restated note amends, restates and replaces the obligation under the Company’s original promissory note to the CEO dated July 5, 2013, as amended, which was made in the amount of $1,000,000.

The amended and restated note allows, upon mutual content of the CEO and the Company, the re-borrowing by the Company of sums which have been prepaid under the amended and restated note as long as the total amount outstanding at any time does not exceed $1,000,000. The terms of the amended and restated note, including the principal amount, interest rate and maturity date, are otherwise substantially the same as terms of the original note. Subsequent to June 30, 2015, the Company borrowed an additional $410,000 from the CEO, which was subsequently repaid in full.

On September 2, 2015, the Company entered into a Credit Agreement with Opus Bank (“Opus”) whereby Opus committed to extend three credit facilities totaling $10 million to the Company, inclusive of the following: (1) a $4 million term loan; (2) a $2 million revolving line of credit and (3) an additional $4 million term loan that would be made upon completion of the Company’s preferred stock offering and meeting certain conditions specified in the Credit Agreement. A portion of the proceeds of the $4 million term loan were used to fully pay the outstanding balance on the line of credit with TD Bank, and the TD Bank line was then terminated. A portion of the proceeds were also used to fully pay all of the borrowings from the CEO, which totaled approximately $905,000, including interest. The remainder of the available credit facilities will be used for general working capital purposes.

19. SUBSEQUENT EVENTS

On February 19, 2015, the Company entered into settlement agreements with certain parties that the Company believed had violated (or tortiously interfered with) an agreement restricting them from directly or indirectly soliciting customers of the Company pursuant to the acquisition agreement between the Company and CastleRock.
In accordance with the settlement agreements, the Company has agreed to release its claims in consideration for (i) the forfeiture of 53,797 shares of Company stock that were otherwise issuable to CastleRock in connection with the acquisition of the CastleRock businesses, (ii) the removal of a provision limiting the reduction of the CastleRock purchase price should revenues generated by the CastleRock businesses for the twelve (12) months after the acquisition be less than the twelve (12) months’ revenue immediately preceding the acquisition, (iii) terminating the consulting agreement between the Company and CastleRock, and (iv) an agreement between the Company, EA Health Corporation, Inc. (“EA Health”) and a former CastleRock employee prohibiting EA Health and that former employee from soliciting or creating business relationships with any additional current or former customers of the Company for a period of six (6) months ending June 17, 2015. The obligations of the Company and CastleRock contained in the acquisition agreement remain intact aside from the modifications contained in the settlement agreements. The effect of this settlement will change the outstanding number of shares by 53,797 and the amount of the contingent consideration by the fair value of those shares, which was determined to be $133,000 in the first quarter of 2015. There was no change to the amount of the Goodwill, intangible assets, number of outstanding shares and contingent consideration at December 31, 2014.
During March 2015, the Company’s line of credit with TD Bank was increased from $1.215 million to $3.0 million under the same terms. Also during March 2015, the Company formed a wholly-owned subsidiary in Poland, MTBC-Europe Sp. z.o.o. The Poland subsidiary will provide operational support and serve as a back-up facility.